Research and Development Expenses	12 Months Ended
Dec. 31, 2021
Research and Development Expenses.
Research and Development Expenses

6.Research and Development Expenses

Research and development expenses consist of the following:

In € thousand	2021	2020	2019
Salaries and social security	75,672	66,536	26,162
Professional services	49,421	8,448	2,472
Materials	9,009	8,253	5,012
Depreciation/amortization	4,541	2,829	1,404
IT and communication expense	1,248	1,857	1,175
Other research and development expenses	4,667	2,422	1,911
Total research and development expenses	144,558	90,345	38,136

Expenses for salaries and social security mainly include salary, salary-related expenses and share-based payments recognized from the Group’s share-based payment programs (note 22). Professional services include €31,576 thousand for consulting services (2020: €3,732 thousand; 2019: €1,880 thousand) and €17,845 thousand for contractors (2020: €4,716 thousand; 2019: €592 thousand). Consulting and contractor services have increased due to the ramp up of research and development activities being conducted with suppliers and partners in readiness for entry into service (EIS). Materials include various components used in development of the Lilium Jet.